Nov. 12, 2020
ARTISAN PARTNERS FUNDS, INC.
Artisan Sustainable Emerging Markets Fund
(the “Fund”)
SUPPLEMENT DATED 12 NOVEMBER 2020
TO THE FUND’S PROSPECTUS
CURRENT AS OF THE DATE HEREOF
On 10 November 2020, shareholders of the Fund approved a change in the sub-classification
of the Fund from “diversified” to
“non-diversified”
and the elimination of a related fundamental investment restriction.
Accordingly, effective 12 November 2020, the following changes will take effect:

1.
The following replaces (a) the first sentence of the first paragraph on page 54 of the prospectus and (b) the first sentence of the second paragraph under “Additional Information about the Funds’ Investment Strategies—Artisan Sustainable Emerging Markets Fund” on page 78 of the prospectus:

The Fund’s investment team employs a fundamental research process to construct a portfolio of emerging market companies.

2.
The following sentences are added after the first sentence in (a) the first full paragraph on page 55 of the prospectus and (b) the fourth paragraph under “Additional Information about the Funds’ Investment Strategies—Artisan Sustainable Emerging Markets Fund” on page 78 of the prospectus:

The Fund is
non-diversified,
which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund generally will not invest more than 15% of its total assets in the securities of a single issuer, measured at the time of purchase.

3.	The following risk is added as the first full paragraph on page 56 of the prospectus:
Non-Diversification
Risk
—As a
non-diversified
fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

4.	The “Non-Diversification Risk” on page 89 of the prospectus applies to the Fund in addition to Artisan Focus Fund.